Note 11 - Interest and Finance Costs, Net - Schedule of Income Statement Related Costs (Details) - USD ($) $ in Thousands	3 Months Ended	4 Months Ended	12 Months Ended
	Dec. 31, 2023	May 06, 2025	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Interest expense			$ 8,144
Amortization of Debt Issuance Costs and Discounts			881
Bank charges and other financing costs			671
Total	$ 0		9,696	$ 0	$ 0
Costamare Bulkers Holdings Limited Predecessor [Member]
Interest expense		$ 6,669		22,885	25,540
Derivatives' effect		0		(4,231)	(4,989)
Amortization of Debt Issuance Costs and Discounts		401		1,369	972
Amortization of excluded component related to cash flow hedges		0	$ 0	1,975	1,661
Bank charges and other financing costs		243		1,505	1,622
Total		$ 7,313		$ 23,503	$ 24,806